Schedule of Movement of Valuation Allowance Against Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Valuation allowance, beginning balance		$ 6,954	$ 6,014
Increase in allowance recognized in the profit or loss			958
Decrease of valuation allowance related to the disposal of a subsidiary		(7,084)
Effect of exchange rate changes		130	(18)
Valuation allowance, ending balance			$ 6,954